SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Tax jurisdictions from - Local	$ (2,661)				$ (2,661)		$ (87,800)	$ (18,031)
Profit/(Loss) before income tax	(1,785)	(24,285)	8,032	10,538	(25,640)	18,555	(60,484)	(18,358)
Labuan
Tax jurisdictions from: Foreign	524	(1,433)	(432)	(42)	(910)	(474)	20,070	(87)
MALAYSIA
Tax jurisdictions from: Foreign	$ 352	$ (22,852)	$ 8,464	$ 10,580	$ (22,069)	$ 19,029	$ 7,246	$ (240)